Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on: [4]
Year	Summary Compensation Table Total for PEO [1] ($)	Compensation Actually Paid to PEO [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [1] ($)	Average Compensation Table Total for Non-PEO NEOs [1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Return on Tangible Equity (excluding AOCI) [5]
2025	3,661,972	3,367,746	845,241	805,656	111.65	152.71	239	9.5%
2024	2,932,968	3,411,537	805,051	893,006	123.46	143.39	190	8.2%
2023	2,957,499	2,620,559	1,155,323	1,042,223	98.51	126.67	223	9.8%
2022	3,150,825	2,890,225	1,189,152	1,103,734	113.31	127.17	303	14.1%
2021	2,890,546	3,232,967	1,090,836	1,189,375	126.41	136.64	285	14.8%

Company Selected Measure Name	ROTE
Named Executive Officers, Footnote	Randall M. Chesler, our CEO, was our PEO for each year presented and Ron J. Copher and Don J. Chery comprise our Non-PEO NEOs for 2020-2023. Ron J. Copher, Don J. Chery, Ryan T. Screnar and Lee K. Groom comprise our Non-PEO NEOs in 2024 and 2025.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table uses the KBW Nasdaq Regional Banking Index (“KBW Regional Banking Index”), which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 3,661,972	$ 2,932,968	$ 2,957,499	$ 3,150,825	$ 2,890,546
PEO Actually Paid Compensation Amount	$ 3,367,746	3,411,537	2,620,559	2,890,225	3,232,967
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the increase in the actuarial present value of accumulated benefit under Glacier’s SERP amounts, which is described as a Change in Pension Value reported in the Summary Compensation Table in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column. Amounts in the Inclusion of Pension Service Cost are based on the annual amount contributed by the Company for services rendered during the listed year.

	2025
Summary Compensation Table Total	PEO ($)	Non-PEO NEOs Average ($)
Summary Compensation Table Total	3,661,972	845,241
Exclusion of Change in Pension Value	(153,715)	(22,607)
Exclusion of Stock Awards	(1,363,947)	(252,040)
Inclusion of Pension Service Cost	113,419	14,643
Inclusion of Equity Values	1,110,017	220,419
Compensation Actually Paid	3,367,746	805,656
The amounts in the Inclusion of Equity Values in the tables before are derived from the amounts set forth in the following tables.

	2025
Equity Values Table Total	PEO ($)	Non-PEO NEOs Average ($)
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	1,241,868	155,041
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(122,500)	(13,860)
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	—	81,759
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(9,351)	(2,521)
Fair Value at Last day of Prior Year of Equity Awards Forfeited During Year	—	—
Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included	—	—
Total - Inclusion of Equity Values	1,110,017	220,419

Non-PEO NEO Average Total Compensation Amount	$ 845,241	805,051	1,155,323	1,189,152	1,090,836
Non-PEO NEO Average Compensation Actually Paid Amount	$ 805,656	893,006	1,042,223	1,103,734	1,189,375
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the increase in the actuarial present value of accumulated benefit under Glacier’s SERP amounts, which is described as a Change in Pension Value reported in the Summary Compensation Table in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column. Amounts in the Inclusion of Pension Service Cost are based on the annual amount contributed by the Company for services rendered during the listed year.

	2025
Summary Compensation Table Total	PEO ($)	Non-PEO NEOs Average ($)
Summary Compensation Table Total	3,661,972	845,241
Exclusion of Change in Pension Value	(153,715)	(22,607)
Exclusion of Stock Awards	(1,363,947)	(252,040)
Inclusion of Pension Service Cost	113,419	14,643
Inclusion of Equity Values	1,110,017	220,419
Compensation Actually Paid	3,367,746	805,656
The amounts in the Inclusion of Equity Values in the tables before are derived from the amounts set forth in the following tables.

	2025
Equity Values Table Total	PEO ($)	Non-PEO NEOs Average ($)
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	1,241,868	155,041
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(122,500)	(13,860)
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	—	81,759
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(9,351)	(2,521)
Fair Value at Last day of Prior Year of Equity Awards Forfeited During Year	—	—
Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included	—	—
Total - Inclusion of Equity Values	1,110,017	220,419

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Other NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return ("TSR")

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the KBW Regional Banking Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Return on Tangible Equity during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Other NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return ("TSR")

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the KBW Regional Banking Index over the same period.

Total Shareholder Return Amount	$ 111.65	123.46	98.51	113.31	126.41
Peer Group Total Shareholder Return Amount	152.71	143.39	126.67	127.17	136.64
Net Income (Loss)	$ 239,000,000	$ 190,000,000	$ 223,000,000	$ 303,000,000	$ 285,000,000
Company Selected Measure Amount	0.095	0.082	0.098	0.141	0.148
PEO Name	Randall M. Chesler	Randall M. Chesler	Randall M. Chesler	Randall M. Chesler	Randall M. Chesler
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Tangible Equity (excluding AOCI)•Pre-Provision Net Revenues
Non-GAAP Measure Description	We determined ROTE (excluding AOCI) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025, as further described in the "Profit Sharing and 401(k) Plan" section of the Compensation Discussion and Analysis in this Proxy Statement, 2025 Return on Tangible Equity excluding AOCI.
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (to the Compensation Peer Group)
Measure:: 4
Pay vs Performance Disclosure
Name	Non-performing Assets / Total Subsidiary Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Net Demand Deposit Account Growth (# of accounts)
Measure:: 6
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,110,017
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(153,715)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,419
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,363,947)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,110,017
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,241,868
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,500)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,351)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,419
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,607)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,643
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(252,040)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,419
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,041
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,860)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,759
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,521)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0